SUPPLEMENT DATED MAY 1, 2026
                        TO THE VARIABLE ANNUITY PROSPECTUS
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                      AMERICAN GENERAL LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT I OF AGL
                   Retirement Gold Group Immediate Variable Annuity
                     Vanguard Group Immediate Variable Annuity
                   Vanguard Individual Immediate Variable Annuity

             THE UNITED STATES LIFE INSURANCE IN THE CITY OF NEW YORK

                            SEPARATE ACCOUNT USL A
                 Retirement Gold Group Immediate Variable Annuity
                    Vanguard Group Immediate Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes changes to investment options available under your contract effective on or about May 12, 2026. All references in the prospectuses are updated accordingly.

The following Underlying Funds will be renamed:

  * The Vanguard LifeStrategy Income Fund will be renamed Vanguard LifeStrategy 20/80 Fund

  * The Vanguard LifeStrategy Conservative Growth Fund will be renamed Vanguard LifeStrategy 40/60 Fund

  * The Vanguard LifeStrategy Moderate Growth Fund will be renamed Vanguard LifeStrategy 60/40 Fund

  * The Vanguard LifeStrategy Growth Fund will be renamed Vanguard LifeStrategy 80/20 Fund

  * The VVIF Capital Growth Portfolio will be renamed VVIF PRIMECAP Portfolio


Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.